TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2019
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
9.	TRADE AND OTHER PAYABLES

	2019	2018
	US$	US$

Trade creditors	1,434,439	1,901,870
Accrued expenses	709,632	87,214
	2,144,071	1,989,084